UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21241

RMR REAL ESTATE FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Thomas M. O’Brien, President RMR Real Estate Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Hugh Carter
State Street Bank and Trust Company
2 Avenue De Lafayette, 6th Floor
Boston, Massachusetts 02111

Thomas Reyes, Esq.
State Street Bank and Trust Company
2 Avenue De Lafayette, 6th Floor
Boston, Massachusetts 02111

Registrant's telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments.

RMR Real Estate Fund

Portfolio of Investments – September 30, 2006 (unaudited)

Company	Shares	Value
Common Stocks – 99.9%
Real Estate Investment Trusts – 97.0%
Apartments – 9.6%
Apartment Investment & Management Co.	30,100	$1,637,741
Associated Estates Realty Corp.	100,400	1,553,188
BNP Residential Properties, Inc.	200,000	4,750,000
Home Properties, Inc.	69,800	3,989,768
United Dominion Realty Trust, Inc.	8,000	241,600
		12,172,297
Diversified – 22.7%
Centracore Properties Trust	28,050	890,587
Colonial Properties Trust	127,000	6,071,870
Cousins Properties, Inc.	10,100	345,521
Crescent Real Estate Equities Co.	369,500	8,058,795
Duke Realty Corp.	5,000	186,750
iStar Financial, Inc.	6,000	250,200
Lexington Corporate Properties Trust	227,400	4,816,332
Liberty Property Trust	22,000	1,051,380
National Retail Properties, Inc.	310,700	6,711,120
Newkirk Realty Trust, Inc.	8,000	131,840
Spirit Finance Corp.	17,500	203,175
Washington Real Estate Investment Trust	300	11,940
		28,729,510
Health Care – 13.0%
Cogdell Spencer, Inc.	15,000	311,250
Health Care Property Investors, Inc.	19,080	592,434
Health Care REIT, Inc.	158,600	6,345,586
Healthcare Realty Trust, Inc.	11,200	430,192
Medical Properties Trust, Inc.	20,900	279,851
Nationwide Health Properties, Inc.	257,600	6,888,224
OMEGA Healthcare Investors, Inc.	85,200	1,278,852
Universal Health Realty Income Trust	7,000	250,950
		16,377,339
Hospitality – 1.5%
Ashford Hospitality Trust, Inc.	2,500	29,825
Eagle Hospitality Properties Trust, Inc.	60,000	558,000
Entertainment Properties Trust	22,000	1,085,040
Hersha Hospitality Trust	6,100	58,560
Highland Hospitality Corp.	7,000	100,310
		1,831,735
Industrial – 8.0%
EastGroup Properties, Inc.	4,400	219,384
First Industrial Realty Trust, Inc.	209,640	9,224,160
ProLogis	11,000	627,660
		10,071,204
Manufactured Homes – 1.9%
Sun Communities, Inc.	73,900	2,361,844

See notes to portfolio of investments.

Company	Shares	Value
Common Stocks – continued
Real Estate Investment Trusts – continued
Mortgage – 1.9%
American Mortgage Acceptance Co.	23,500	$423,940
Arbor Realty Trust, Inc.	1,200	30,672
Crystal River Capital, Inc. (a)	16,800	384,384
KKR Financial Corp.	2,000	49,080
New Century Financial Corp.	5,000	196,550
Newcastle Investment Corp.	17,600	482,416
NovaStar Financial, Inc.	24,000	700,560
Thornburg Mortgage, Inc.	5,000	127,350
		2,394,952
Office – 14.0%
American Financial Realty Trust	14,100	157,356
Columbia Equity Trust, Inc.	3,000	49,950
Corporate Office Properties Trust	11,500	514,740
Equity Office Properties Trust	140,000	5,566,400
Glenborough Realty Trust, Inc.	293,000	7,538,890
Highwoods Properties, Inc.	55,000	2,046,550
Maguire Properties, Inc.	46,000	1,874,040
		17,747,926
Other Financial Services – —%
Friedman Billings Ramsey Group, Inc.	5,000	40,150

Retail – 13.7%
CBL & Associates Properties, Inc.	16,000	670,560
Cedar Shopping Centers, Inc.	5,000	80,850
Glimcher Realty Trust	88,400	2,190,552
Heritage Property Investment Trust	198,600	7,240,956
New Plan Excel Realty Trust	187,780	5,079,449
Pennsylvania Real Estate Investment Trust	10,000	425,700
Realty Income Corp.	21,200	523,852
Taubman Centers, Inc.	6,000	266,520
The Mills Corp.	45,100	753,621
Urstadt Biddle Properties, Inc.	6,800	123,556
		17,355,616
Specialty – 8.4%
Alesco Financial Trust (b)	500,000	5,500,000
Getty Realty Corp.	32,600	954,528
Trustreet Properties, Inc.	332,200	4,155,822
		10,610,350
Storage – 2.3%
Sovran Self Storage, Inc.	50,000	2,777,500
U-Store-It Trust	5,000	107,300
		2,884,800
Total Real Estate Investment Trusts (Cost $100,325,575)		122,577,723
Other – 2.9%
American Capital Strategies, Ltd.	36,000	1,420,920
Iowa Telecommunication Services, Inc.	55,500	1,098,345
Seaspan Corp.	48,200	1,083,536
Total Other (Cost $3,057,372)		3,602,801
Total Common Stocks (Cost $103,382,947)		126,180,524

See notes to portfolio of investments.

Company	Shares	Value
Preferred Stocks – 34.4%
Real Estate Investment Trusts – 34.4%
Apartments – 1.9%
Apartment Investment & Management Co., Series G	32,800	$869,856
Apartment Investment & Management Co., Series T	60,000	1,522,800
		2,392,656
Diversified – 1.4%
Colonial Properties Trust, Series D	10,000	259,900
Colonial Properties Trust, Series E	62,910	1,594,769
		1,854,669
Health Care – 6.9%
LTC Properties, Inc., Series F	160,000	4,011,200
OMEGA Healthcare Investors Inc., Series D	160,000	4,188,800
Windrose Medical Properties Trust, Series A (c)	20,000	560,000
		8,760,000
Hospitality – 12.8%
Ashford Hospitality Trust, Series A	107,900	2,778,425
Eagle Hospitality Properties Trust, Inc., Series A	28,000	718,480
Equity Inns, Inc., Series B	34,000	887,400
FelCor Lodging Trust, Inc., Series A (c)	83,000	2,067,530
FelCor Lodging Trust, Inc., Series C	49,200	1,225,572
Innkeepers USA Trust, Series C	120,000	3,038,400
Strategic Hotels & Resorts, Inc., Series B	54,500	1,419,725
Winston Hotels, Inc., Series B	160,000	4,017,600
		16,153,132
Manufactured Homes – 5.3%
Affordable Residential Communities, Series A	280,000	6,657,000
Mortgage – 2.8%
New Century Financial Corp., Series A	20,000	490,000
RAIT Investment Trust, Series A	125,000	3,068,750
		3,558,750
Office – 0.7%
Alexandria Real Estate Equities, Inc., Series B	5,000	126,700
Kilroy Realty Corp., Series F	30,000	760,800
		887,500
Retail – 2.6%
CBL & Associates Properties, Inc., Series B	20,000	1,031,100
Glimcher Realty Trust, Series F	20,000	507,200
Glimcher Realty Trust, Series G	50,000	1,254,500
The Mills Corp., Series E	7,100	147,254
The Mills Corp., Series G	17,000	329,970
		3,270,024
Total Preferred Stocks (Cost $42,159,667)		43,533,731
Short-Term Investments – 2.9%
Other Investment Companies – 2.9%
SSgA Money Market Fund, 4.95% (d) (Cost $3,642,919)	3,642,919	3,642,919
Total Investments – 137.2% (Cost $149,185,533) (e)		173,357,174
Other assets less liabilities – 2.4%		3,007,658
Preferred Shares, at liquidation preference – (39.6)%		(50,000,000)
Net Assets applicable to common shareholders – 100%		$126,364,832

See notes to portfolio of investments.

Notes to Portfolio of Investments

(a)	Non-income producing security as first dividend paid subsequent to September 30, 2006.
(b)

144A securities. Securities restricted for resale to Qualified Institutional Buyers. On October 6, 2006, Alesco Financial Trust merged with Sunset Financial Resources to form Alesco Financial, Inc and the security ceased to be a restricted 144A security.

(c)	Convertible into common stock.
(d)	Rate reflects 7 day yield as of September 30, 2006.
(e)

Although subject to adjustments to the extent 2006 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of September 30, 2006, are as follows:

Cost	$149,185,533

Gross unrealized appreciation	$26,870,232
Gross unrealized depreciation	(2,698,591)
Net unrealized appreciation	$24,171,641

Reference should be made to the Fund’s financial statements for the year ended December 31, 2005, and six months ended June 30, 2006, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE FUND

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	November 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	November 16, 2006

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	November 16, 2006